Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2026 USD ($) property	Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) property	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Mar. 23, 2026 property
Real Estate Properties [Line Items]
Transaction costs | $	$ 3,400	$ 16,000	$ 0	$ 26,188	$ 0	$ 1,607
Property count | property	74			74
Net impact of change in tax status | $				$ 2,000
Life Plan Community
Real Estate Properties [Line Items]
Property count | property							6